CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 2,131	$ 2,170
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	368	355
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	920	856
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 843	$ 959